CONTRACTUAL RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACTUAL RIGHTS AND OBLIGATIONS
Schedule of contractual obligations

The following table summarizes the Group’s contractual obligations as of 31 December 2020.

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Borrowings 1)	101.8	101.9	102.1	114.4	106.9	315.3	842.4
Interest payments related to scheduled interest fixing	32.3	25.3	21.1	17.6	12.4	12.4	121.1
Estimated variable interest payments 2)	0.2	0.4	0.6	0.9	1.4	6.1	9.6
Newbuilding installments 3)	62.5	38.1	—	—	—	—	100.6
Committed scrubber installations	4.9	—	—	—	—	—	4.9
Trade payables and other obligations	42.7	—	—	—	—	—	42.7
Total	244.4	165.7	123.8	132.9	120.7	333.8	1,121.3

1)    The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 10.9m (2019: USD 8.0m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 7.5m (2019: USD 5.8m).

2)     Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.

3)    As of 31 December 2020, TORM had two contracted newbuildings to be delivered during 2021 -2022; (2019: four); 3 delivered during 2020 and 1 to be delivered during 2021. Commitments regarding newbuilding installments are in excess of the prepayments included in note 6.

The following table summarizes the Group's contractual obligations as of 31 December 2019.

USDm	2020	2021	2022	2023	2024	Thereafter	Total
Borrowings	101.2	326.9	119.5	30.8	82.8	202.2	863.4
Interest payments related to scheduled interest fixing	33.8	25.4	13.1	10.0	8.0	6.9	97.2
Estimated variable interest payments	4.3	6.7	4.4	3.6	3.5	11.6	34.1
Newbuilding installments	51.2	—	—	—	—	—	51.2
Committed scrubber installations	32.0	—	—	—	—	—	32.0
Trade payables and other obligations	76.3	—	—	—	—	—	76.3
Total	298.8	359.0	137.0	44.4	94.3	220.7	1,154.2

Schedule of reconciliation of liabilities arising from financing activities

		Cash		Non-cash	Non-cash
	Opening balance					End balance as
	as of 1			Changes in fair		of 31
USDm	January 2020	Borrowings	Repayments	value	Other changes1)	December 2020
Borrowings	855.4	734.3	(746.5)	—	(0.8)	842.4
Total	855.4	734.3	(746.5)	—	(0.8)	842.4

¹⁾    Primarily due to implementation of IFRS 16.

[2]⁾    The contractual obligations relating to lease liabilities arising from land and buildings and other plant and operating equipment amount to USD 8.3m (2019: USD 8.7m) and the contractual value of lease liabilities relating to vessels and capitalized dry-dockings amount to USD 0.0m (2019: USD 21.9m). For further detail please refer to note 7.

Schedule of contractual rights

The following table summarizes the Group's contractual rights as of 31 December 2020

USDm	2021	2022	2023	2024	2025	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels 5)	29.8	2.3	—	—	—	—	32.1
Total	29.8	2.3	—	—	—	—	32.1

5)    Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels for the period ended 31 December 2020 is 1.0 year (2019: 1.0year).